Shareholder Report, Line Graph (Details) - USD ($)			4 Months Ended	6 Months Ended	12 Months Ended	16 Months Ended	18 Months Ended	28 Months Ended	30 Months Ended	40 Months Ended	42 Months Ended	52 Months Ended	54 Months Ended	64 Months Ended	66 Months Ended	78 Months Ended	90 Months Ended
	Sep. 03, 2020	Jun. 25, 2018	Dec. 31, 2020	Dec. 31, 2018	Dec. 31, 2025	Dec. 31, 2021	Dec. 31, 2019	Dec. 31, 2022	Dec. 31, 2020	Dec. 31, 2023	Dec. 31, 2021	Dec. 31, 2024	Dec. 31, 2022	Dec. 31, 2025	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2025
Empower Core Strategies: Flexible Bond Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name					Empower Core Strategies: Flexible Bond Fund (Institutional Class/MXEDX)
Accumulated Value		$ 10,000		$ 10,026			$ 10,838.11		$ 11,875.31		$ 11,709.06		$ 10,276.10		$ 10,935.50	$ 11,294.62	$ 12,195.24
Empower Core Strategies: Flexible Bond Fund - Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name					Empower Core Strategies: Flexible Bond Fund (Investor Class/MXEWX)
Accumulated Value	$ 10,000		$ 10,064			$ 9,890.90		$ 8,656.21		$ 9,181.19		$ 9,455.94		$ 10,175.13
Empower Core Strategies: Inflation-Protected Securities Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name					Empower Core Strategies: Inflation-Protected Securities Fund (Institutional Class/MXEGX)
Accumulated Value		10,000		9,959			10,606.34		11,519.54		12,095.52		11,144.14		11,662.48	11,999.50	12,848.50
Empower Core Strategies: Inflation-Protected Securities Fund - Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name					Empower Core Strategies: Inflation-Protected Securities Fund (Investor Class/MXEYX)
Accumulated Value	10,000.00		10,797.00			11,288.26		10,376.35						11,830.90
Empower Core Strategies: International Equity Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name					Empower Core Strategies: International Equity Fund (Institutional Class/MXECX)
Accumulated Value		10,000		8,700			10,703.61		11,567.39		12,732.23		10,907.51		12,821.49	13,223.49	17,080.61
Empower Core Strategies: International Equity Fund - Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name					Empower Core Strategies: International Equity Fund (Investor Class/MXEVX)
Accumulated Value	10,000.00		11,512.00			12,637.87		10,783.30		12,623.73		12,985.91		16,717.97
Empower Core Strategies: U.S. Equity Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name					Empower Core Strategies: U.S. Equity Fund (Institutional Class/MXEBX)
Accumulated Value		10,000		8,765			11,419.04		13,590.94		17,113.72		14,444.90		17,805.89	21,662.80	25,001.30
Empower Core Strategies: U.S. Equity Fund - Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name					Empower Core Strategies: U.S. Equity Fund (Investor Class/MXETX)
Accumulated Value	10,000.00		11,253.00			14,111.26		11,879.04		14,585.90		17,689.98		20,342.69
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000.00	10,000	10,021.87	10,200.45212		9,867.32	11,089.59	8,583.57	11,922.05	9,058.27	11,738.21	9,171.52	10,211.05	9,840.99	10,775.60	10,910.32	11,706.88
MSCI EAFE Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI EAFE Index
Accumulated Value	10,000.00	10,000	11,284.00	8,772.417294		12,554.97	10,703.62	10,740.56	11,540.19	12,699.41	12,840.01	13,184.93	10,984.41	17,301.42	12,987.74	13,484.28	17,694.23
Russell Midcap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 3000® Index
Accumulated Value	10,000.00	10,000	10,812.00	9,047		13,586.48	11,853.29	10,976.93	14,329.19	$ 13,826.20	18,006.21	17,117.91	14,547.77	20,052.85	18,323.91	22,686.43	26,576.11
Bloomberg U.S. Treasury Inflation Notes 1-10 Year Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Treasury Inflation Notes 1-10 Year Index
Accumulated Value	$ 10,000.00	$ 10,000	$ 10,144.41	$ 9,983.86871		$ 10,721.13	$ 10,668.21	$ 9,933.77	$ 11,563.32		$ 12,220.71	$ 10,687.97	$ 11,323.22	$ 11,486.58	$ 11,817.40	$ 12,182.92	$ 13,093.23